INCOME TAX	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX

14. INCOME TAX

a)	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong S.A.R.

Under the current Hong Kong S.A.R. Inland Revenue Ordinance, the Company’s Hong Kong S.A.R. subsidiary is subject to Hong Kong S.A.R. profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong S.A.R. Payments of dividends by the Hong Kong S.A.R. subsidiary to the Company is not subject to withholding tax in Hong Kong S.A.R. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong S.A.R. profits tax has been made in the financial statements for the years ended December 31, 2023, 2024 and 2025.

PRC

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) at the statutory income tax rate of 25%, unless otherwise specified. According to the CIT Law, entities that qualify as high-and-new technology enterprises (“HNTE”) are entitled to a preferential income tax rate of 15%. VIE obtained the HNTE certificate in October 2017 and subsequently renewed the HNTE certificate in October 2020 and October 2023. Thus, it entitles to the preferential tax rate of 15% from 2017 to 2024. The Company applies the statutory income tax rate of 25% in 2025. WFOE obtained the HNTE certificate in October 2023, thus, it entitles to the preferential tax rate of 15% from 2023 to 2025.

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC, excluding Hong Kong S.A.R.	100,919	12,813	94,019
Hong Kong S.A.R.	13,021	(161,310)	33,444
Cayman	(3,310)	2,148	(17,730)
Others	(131)	(62)	(27)
Total	110,499	(146,411)	109,706

The Group had no current income tax expense for the years ended December 31, 2023, as the entities in the Group had no taxable income in the respective year. For the years ended December 31, 2024 and 2025, the current income tax expenses were RMB69 and RMB277 in the PRC, respectively.

For the year ended December 31, 2025, all income taxes paid by the Group were remitted to the PRC tax authorities.

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 is as follows:

	Year Ended December 31,
	2023	2024
PRC Statutory income tax rate	25.0%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	1.0%	9.9%
Preferential tax rate	(3.2)%	(5.6)%
Research and development expenses bonus deduction	(18.9)%	(12.8)%
Non-deductible share-based compensation expenses	—	27.3%
Other non-deductible expenses	2.8%	0.6%
Non-taxable income	(3.5)%	(2.9)%
Change in tax rate (1)	95.5%	—
Change in valuation allowance	(98.7)%	8.5%
Effective income tax rate	0.0%	0.0%

(1)	In October 2023, WFOE obtained the HNTE certificate with a valid period from 2023 to 2025 with a preferential tax rate of 15%, as long as it maintains the HNTE qualification and duly conducts relevant CIT filing procedures with the relevant tax authority. Consequently, WFOE applied the 15% rate for computation of current and deferred taxes for the year ended December 31, 2025. Prior to obtaining the HNTE certificate, the WFOE was subject to the statutory income tax rate of 25% for the years ended December 31, 2022.

The change in tax rate resulted in a reduction in deferred income tax assets before valuation allowance of approximately RMB105 million relating to remeasurement of deferred income tax assets as of January 1, 2023, which was offset by a corresponding decrease in the valuation allowance for the same amount. There were no deferred income tax liabilities as of January 1, 2023. Therefore, the change in tax rate had no impact on the consolidated statements of comprehensive income (loss) for the year ended December 31, 2023.

For the year ended December 31, 2025, a reconciliation between the actual income tax expense and the PRC statutory income tax expense is as follows:

	Year Ended December 31,
	2025
	RMB	Percent
PRC Statutory income tax rate	27,426	25.0%
Change in valuation allowances	12,266	11.2%
Non-deductible items
Share-based compensation	11,490	10.5%
Others	2,284	2.1%
Other adjustments
Change in tax rate	(19,117)	(17.4)%
Effect of additional deduction on research and development expenses	(17,361)	(15.8)%
Tax effect of preferential tax rate	(12,789)	(11.7)%
Foreign tax effects
Hong Kong S.A.R.
Statutory tax rate difference between Hong Kong S.A.R. and PRC	(1,095)	(1.0)%
Non-taxable income	(5,140)	(4.7)%
Changes in valuation allowances	(2,126)	(1.9)%
Cayman
Statutory tax rate difference between Cayman and PRC	4,432	4.0%
Other foreign jurisdictions	7	0.0%
Effective income tax rate	277	0.3%

b) Deferred income tax assets

	As of December 31,
	2024	2025
	RMB	RMB
Deferred income tax assets:
Net operating loss carrying forwards	175,360	183,486
Deductible advertising expenses	34,558	25,787
Changes in fair value of investments	31,102	27,975
Operating lease liabilities	6,405	5,652
Others	189	199
Total deferred tax assets	247,614	243,099
Less: valuation allowance	(241,209)	(237,447)
Total deferred tax assets, net	6,405	5,652
Deferred income tax liabilities:
Right-of-use assets	6,405	5,652
Total deferred tax liabilities	6,405	5,652
Net deferred income tax assets	—	—

As of December 31, 2025, the Group had net operating loss carry forwards of RMB1,051,232 mainly attributable to the PRC subsidiaries, the VIE and VIE’s subsidiaries, and subsidiary in Hong Kong S.A.R.. The losses of RMB1,046,331 by the PRC subsidiaries, the VIE and VIE’s subsidiaries will expire during the period from 2026 to 2030, except for those arose from HNTEs, which will expire during the period from 2026 to 2035, if not utilized. As of December 31, 2025, the Group also has a loss of RMB2,003 carry forwards from the subsidiary in Hong Kong S.A.R. that has an indefinite life.

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future. The Group has incurred accumulated net operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these accumulated net operating losses and other deferred tax assets will not be utilized in the foreseeable future. Accordingly, the Group has provided full valuation allowance for the deferred income tax assets as of December 31, 2024 and 2025.

Changes in valuation allowance for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	389,584	274,645	241,209
Additions (Reversals)	(3,541)	12,519	(8,970)
Change in tax rate	(105,479)	—	19,117
Decrease relating to expiration of loss carry forwards	(5,979)	(46,245)	(13,317)
Foreign currency translation effect	60	290	(592)
Balance at the end of the year	274,645	241,209	237,447

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries and VIE for the years from 2021 to 2025 are open to examination by the PRC tax authorities.